Balance Sheet Components (Tables)	6 Months Ended
Jun. 30, 2020
Balance Sheet Components
Schedule of accounts receivables, net

Accounts receivables, net consist of the following (in thousands):

	December 31,		June 30,
	2018	2019	2020
			(unaudited)
Accounts receivable	$21,902	$12,330	$36,143
Allowance for doubtful accounts	(357)	(467)	(875)
Accounts receivable, net	$21,545	$11,863	$35,268

Schedule of Inventories, net

Inventories, net of reserve, consist of the following (in thousands):

	December 31,		June 30,
	2018	2019	2020
			(unaudited)
Raw materials	$14,981	$12,374	$6,194
Work-in-process	2,414	1,748	2,283
Finished goods	1,506	5,629	9,079
Total inventories	18,901	19,751	17,556
Less inventories not deemed to be current, included in other assets	9,517	4,764	—
Inventories, included in current assets	$9,384	$14,987	$17,556

Schedule of prepaid and other current assets

Prepaid and other current assets consist of the following (in thousands):

	December 31,		June 30,
	2018	2019	2020
			(unaudited)
Prepaid expenses and deposits	$3,031	$3,045	$1,513
Due from contract manufacturers and vendors	3,324	4,068	5,253
Prepaid taxes	572	2,122	—
Assets held for sale	—	—	4,746
Deferred stock issuance costs	—	2,223	4,144
Contract assets	38	—	2,813
Other	446	1,460	1,452
Total prepaid and other current assets	$7,411	$12,918	$19,921

Schedule of property, plant and equipment, net

Property, plant and equipment, at cost, consist of the following (in thousands):

	December 31,		June 30,
	2018	2019	2020
			(unaudited)
Land	$2,340	$2,340	$—
Building	3,142	3,142	—
Machinery and equipment	26,386	30,082	30,504
Building improvements	4,194	4,194	—
Leasehold improvements	4,376	5,581	5,781
Furniture and fixtures	1,254	1,431	1,468
Vehicles	416	759	539
Software	1,155	1,343	1,357
Assets under construction	1,093	170	1,318
	44,356	49,042	40,967
Less: accumulated depreciation and amortization	(15,430)	(22,764)	(21,776)
Property, plant and equipment, net	$28,926	$26,278	$19,191
Capital lease equipment	$580	$888	$888
Less: accumulated depreciation	(81)	(203)	(292)
Capital lease equipment, net	$499	$685	$596

The aggregate depreciation and amortization related to property, plant and equipment was as follows (in thousands):

				Six Months Ended
	Year Ended December 31,			June 30,
	2017	2018	2019	2019	2020

				(unaudited)
Depreciation and amortization on property, plant and equipment	$3,325	$6,791	$7,805	$3,695	$4,059
Depreciation on capital lease equipment	—	81	122	31	89

Schedule of intangible assets, net

Intangible assets, net, consist of the following (in thousands):

	Gross Carrying	Accumulated
	Amount	Amortization	Net Book Value
As of December 31, 2019:
Developed technology	$1,170	$188	$982
As of June 30, 2020 (unaudited):
Developed technology	$1,200	$380	$820

Amortization of intangible assets is as follows:

				Six Months Ended
	Year Ended December 31,			June 30,
	2017	2018	2019	2019	2020

				(unaudited)
Amortization of intangible assets	$—	$—	$188	$—	$192

Schedule of accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following (in thousands):

	December 31,		June 30,
	2018	2019	2020
			(unaudited)
Accrued payroll expenses	$9,335	$10,537	$8,843
Accrued manufacturing costs	444	3,344	3,977
Accrued professional and consulting fees	1,504	5,572	3,269
Accrued warranty costs	3,531	4,322	3,196
Restructuring liabilities	—	—	70
Legal proceedings accrual	—	—	2,440
Accrued taxes	950	944	961
Refund liabilities	—	4,878	—
Other	1,679	1,563	1,060
Total accrued expense and other current liabilities	$17,443	$31,160	$23,816